LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

8. LEASES

Operating lease

As of December 31, 2025, the Company had no operating lease, as its office lease expired on that date. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants. As of December 31, 2025, the weighted average remaining lease term was nil (2024: 1 year) and the weighted average discount rate was 5.25% (2024: 5.25%). Cash paid for operating lease included in the operating cash flows was US$39,770, US$40,406 and US$41,176 for the years ended December 31, 2023, 2024 and 2025, respectively. Subsequent to December 31, 2025, the Company entered into a new lease agreement for office premises in Singapore with a lease term of three years.

The following table presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet as of December 31, 2024 and 2025.

	December 31,
	2024	2025
	US$’000	US$’000
Operating lease - right-of-use asset, net	37	–

	December 31,
	2024	2025
	US$’000	US$’000
Operating lease liabilities
Current portion	37	–
Non-current portion	–	–
Total operating lease liabilities	37	–

Finance lease

On July 17, 2023, the Company acquired a vehicle through a finance lease agreement. The agreement entails 60 monthly installments, with an interest rate of 5.43% per annum, based on principal amount of US$144,356. As of December 31, 2024 and 2025, the weighted average remaining lease term was 3.5 years and 2.5 years. Cash paid for finance lease included in the financing cash flows was US$16,350, US$33,216 and US$29,736 for the years ended December 31, 2023, 2024 and 2025, respectively.

The following table presents the finance lease related assets and liabilities recorded on the Company’s consolidated balance sheets.

	December 31,
	2024	2025
	US$’000	US$’000
Motor vehicle	239	239
Accumulated depreciation	(48)	(72)
Motor vehicle, net	191	167

	December 31,
	2024	2025
	US$’000	US$’000
Finance lease liabilities
Current portion	29	31
Non-current portion	72	49
Total finance lease liabilities	101	80

The following table summarizes the maturity of finance lease liabilities as of December 31, 2025:

2025
US$’000
2026	34
2027	34
2028	17
Total	85
Imputed interest	(5)
Present value of finance lease liabilities	80